Financial Risks - Summary of Realized Gains and Losses on Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Credit Quality Of Debt Securities [abstract]
Gross realized gains	€ 156	€ 1,813
Gross realized losses	€ (378)	€ (171)